Condensed Consolidated Statements of Operations (Parenthetical) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Stock-based compensation		$ 145,259	$ 175,431	$ 397,100
Amortization of debt discounts	12,500	582,761	1,104,017	847,055
Professional And Consulting Fee [Member]
Stock-based compensation	0	0	28,098	29,850
Officer and Director [Member]
Stock-based compensation	$ 0	$ 145,259	$ 147,333	$ 367,250